Revenue (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership’s revenue for the three and nine months ended September 30, 2018 and 2017, by contract type and by segment.

	Three Months Ended September 30, 2018
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	104,342	2,820	107,162	83,101	10,376	93,477
Voyage charters	6,279	2,220	8,499	—	930	930
Bareboat charters	6,001	—	6,001	6,524	—	6,524
Management fees and other income	1,566	108	1,674	3,075	279	3,354
	118,188	5,148	123,336	92,700	11,585	104,285

	Nine months ended September 30,
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	294,658	12,534	307,192	241,019	32,073	273,092
Voyage charters	16,669	12,690	29,359	—	2,383	2,383
Bareboat charters	17,112	—	17,112	22,359	—	22,359
Management fees and other income	6,970	324	7,294	7,700	835	8,535
	335,409	25,548	360,957	271,078	35,291	306,369

The following table contains the Partnership’s revenue from contracts that do not contain a lease element and the non-lease element of time-charter contracts accounted for as direct financing leases for the three and nine months ended September 30, 2018 and 2017.

	Three Months Ended		Nine Months Ended
	September 30, 2018 $	September 30, 2017 $	September 30, 2018 $	September 30, 2017 $
Non-lease revenue - related to sales type or direct financing leases	3,896	4,511	12,160	16,722
Management fees and other income	1,674	3,354	7,294	8,535
Total	5,570	7,865	19,454	25,257

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing leases:

	September 30, 2018 $	December 31, 2017 $
Total minimum lease payments to be received	913,292	568,710
Estimated unguaranteed residual value of leased properties	294,127	194,965
Initial direct costs	337	361
Less unearned revenue	(630,060)	(268,046)
Total net investments in direct financing leases	577,696	495,990
Less current portion	(12,273)	(9,884)
Net investments in direct financing leases	565,423	486,106